FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	$ 190,353	$ 206,773	$ 192,817
Loans and advances to banks	16,596	17,914	15,480
Receivables from securities financing transactions	63,291	69,452	75,012
Cash collateral receivables on derivative instruments	43,763	39,253	30,514
Loans and advances to customers	383,898	392,189	397,761
Other financial assets measured at amortized cost	37,528	28,697	26,209
Not measured at fair value
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	190,400	206,800	192,800
Loans and advances to banks	16,600	17,900	15,500
Receivables from securities financing transactions	63,300	69,500	75,000
Cash collateral receivables on derivative instruments	43,800	39,300	30,500
Loans and advances to customers	373,600	386,200	396,900
Other financial assets measured at amortized cost	$ 36,000	$ 28,200	$ 26,500